Expense Example, No Redemption - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Japan Fund - Class A
Expense Example, No Redemption:
1 Year	$ 708
3 Years	990
5 Years	1,292
10 Years	2,148
Fidelity Advisor Japan Fund - Class C
Expense Example, No Redemption:
1 Year	214
3 Years	661
5 Years	1,134
10 Years	2,258
Fidelity Advisor Japan Fund - Class M
Expense Example, No Redemption:
1 Year	516
3 Years	864
5 Years	1,236
10 Years	2,278
Fidelity Advisor Japan Fund - Class I
Expense Example, No Redemption:
1 Year	111
3 Years	347
5 Years	601
10 Years	1,329
Fidelity Advisor Japan Fund - Class Z
Expense Example, No Redemption:
1 Year	98
3 Years	306
5 Years	531
10 Years	$ 1,178